Income tax	12 Months Ended
Dec. 31, 2025
Income tax
Income tax
12.	Income tax

Income tax recovery recognized in net loss from continuing operations is comprised of the following:

	December 31,	December 31,
	2025	2024
Current tax expense	$—	$—
Deferred tax expense / (recovery)	380,170	(293,969)
Income tax expense / (recovery) from continuing operations	$380,170	$(293,969)

Provision of income taxes recognized in net income from discontinued operations is comprised of the following:

	December 31,	December 31,
	2025	2024
Current tax expense	$—	$—
Deferred tax expense / (recovery)	(380,170)	293,969
Income tax expense / (recovery) from discontinued operations	$(380,170)	$293,969

The income tax expense (recovery) from continuing operations differs from the amount that would result from applying the federal and principal income tax rates to the loss before income tax due to the following:

	December 31,	December 31,
	2025	2024
Loss from continuing operations before income taxes	$(6,463,640)	$(1,151,073)
Statutory tax rate	27.0%	23.0%
Expected income tax recovery based on statutory rate	(1,745,183)	(264,747)
Adjustments to expected income tax recovery:
Change in unrecognized deferred tax assets	1,683,852	(502,818)
Non-deductible foreign exchange	(108,239)	395,485
Share-based compensation and other non-deductible items	549,740	78,111
Income tax recovery from continuing operations	$380,170	$(293,969)

The following table summarizes the movement of deferred taxes for continuing operations:

	December 31,	Recognized in	December 31,
	2024	profit or loss	2025
Royalty and streaming interests	$—	$(668,153)	$(668,153)
Non-capital losses	380,170	287,983	668,153
	$380,170	$(380,170)	$—

	December 31,	Recognized in	December 31,
	2023	profit or loss	2024
Non-capital losses	$86,201	$293,969	$380,170

The following table summarizes the movement of deferred taxes for discontinued operations:

	December 31,	Recognized in	December 31,
	2024	profit or loss	2025
Royalty and streaming interests	$(380,170)	$380,170	$—

	December 31,	Recognized in	December 31,
	2023	profit or loss	2024
Royalty and streaming interests	$(86,201)	$(293,969)	$(380,170)

As of December 31, 2025 and 2024, the Company had temporary tax differences with tax benefits for continuing operations of $0.7 million and $0.7 million, respectively, which are not recognized as deferred tax assets. Management believes that it is not probable that sufficient taxable profits will be available in future years to allow the benefit of the following deferred taxes to be utilized. The following table summarizes the composition of the Company’s deductible temporary differences:

	December 31,	December 31,
	2025	2024
Royalty and streaming interests	$—	$1,293,055
Non-capital losses	2,263,265	1,674,700
Share issuance costs	188,650	18,443
	$2,550,915	$2,986,198

As of December 31, 2025 and 2024, the Company has $4.8 million and $3.3 million, respectively, of unused tax losses that begin to expire in 2043.